Related party disclosures	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Related party disclosures
13. Related party disclosures
During the three and six months ended June 30, 2022 the Group did not enter into any new related-party transactions with its key management personnel or with related entities other than the granting of a total of 340,000 Service options to its key management personnel and Board of Directors for the six months ended June 30, 2022.